Cost Related to Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Equity Securities USD ($)	Mar. 31, 2012 Equity Securities JPY (¥)	Mar. 31, 2011 Equity Securities JPY (¥)	Mar. 31, 2012 Corporate Debt Securities USD ($)	Mar. 31, 2012 Corporate Debt Securities JPY (¥)	Mar. 31, 2011 Corporate Debt Securities JPY (¥)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	$ 453,488	¥ 37,186,000	¥ 42,567,000	$ 432,793	¥ 35,489,000	¥ 40,765,000	$ 20,695	¥ 1,697,000	¥ 1,802,000
Gross unrealized holding gains	81,366	6,672,000	4,698,000	80,366	6,590,000	4,655,000	1,000	82,000	43,000
Gross unrealized holding losses	2,744	225,000	327,000	2,744	225,000	327,000
Fair value	$ 532,110	¥ 43,633,000	¥ 46,938,000	$ 510,415	¥ 41,854,000	¥ 45,093,000	$ 21,695	¥ 1,779,000	¥ 1,845,000